Costs according to Type of Cost (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs according to Type of Cost
Raw materials, consumables and royalties	kr 60,463	kr 3,179
Other external expenses	955,895	939,566	kr 549,079
Personnel costs	558,332	248,952	164,206
Depreciation on equipment's and right-of-use assets	48,726	12,913	34,433
Other operating expenses	1,134	23,074	6,344
Total	kr 1,624,550	kr 1,227,684	kr 754,062